GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6, and Class P Shares of the

Goldman Sachs U.S. Equity ESG Fund

(the “Fund”)

Supplement dated April 20, 2021 to the

Prospectuses, Summary Prospectuses, and Statement of Additional Information (“SAI”)

each dated December 29, 2020, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of the Goldman Sachs Trust recently approved changes to the Fund’s environmental, social and governance (“ESG”) criteria. Although these changes are generally expected to result in fewer issuers satisfying the Fund’s ESG criteria, the changes are not expected to materially affect the Fund’s current portfolio holdings. These changes will become effective after the close of business on June 22, 2021 (the “Effective Date”).

Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the “Goldman Sachs U.S. Equity ESG Fund—Summary—Principal Strategy” section of the Prospectuses and “Principal Strategy” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-50 companies that are considered by the Investment Adviser to be positioned for long-term growth of capital.

The Fund’s ESG criteria are generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to:

⬛	alcohol;
⬛	tobacco;
⬛	gambling;
⬛	adult entertainment;
⬛	for-profit prisons;
⬛	weapons;
⬛	oil and gas exploration and production;

⬛	thermal coal mining; and
⬛	thermal coal power generation.

In determining whether a company is directly engaged in, and/or derives significant revenue from, the industries or product lines listed above, the Fund will use revenue thresholds for certain industries or product lines (e.g., companies that derive more than 5% of revenue from tobacco) and categorical exclusions for other industries or product lines (e.g., companies that derive any revenue from controversial weapons) and apply such thresholds and exclusions to data provided by one or more third-party vendor(s). The Investment Adviser, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data to be not representative of a company’s current business operations. In such cases, or where data on specific companies may not be available from third-party vendors, the Investment Adviser may make reasonable estimates or otherwise exercise its discretion. The Fund’s ESG criteria may be updated periodically to, among other things, add or remove certain industries or product lines from the screening process, revise the revenue thresholds and categorical exclusions applicable to such activities, or change particular industries or product lines from a categorical exclusion to a revenue threshold, or vice versa.

Once the Investment Adviser determines that an issuer meets the Fund’s ESG criteria, the Investment Adviser conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. The Investment Adviser may engage in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. The Fund may invest in a company prior to completion of the supplemental analysis or without engaging with company management. Instances in which the supplemental analysis may not be completed prior to investment include but are not limited to initial public offerings (“IPOs”), in-kind transfers, corporate actions, and/or certain short-term holdings.

The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy. The Fund seeks to provide broad U.S. equity market exposure by investing in securities of U.S. issuers of any investment style and any market capitalization.

The Fund may also invest up to 20% of its Net Assets in equity investments that may not adhere to the Fund’s ESG criteria, in non-U.S. issuers, and in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s performance benchmark index is the S&P 500® Index.

The following replaces in its entirety the “Goldman Sachs U.S. Equity ESG Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and the “Principal Risks of the Fund” section of the Summary Prospectuses:

ESG Standards Risk. The Fund’s adherence to its ESG criteria and the application of the Investment Adviser’s supplemental ESG analysis when selecting investments generally will affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund generally will not seek to invest in companies that the Investment Adviser believes have adverse social or environmental impacts (e.g., alcohol, tobacco, gambling, adult entertainment, oil and gas, coal or weapons companies). Adhering to the ESG criteria and applying the Investment Adviser’s supplemental ESG analysis may also affect the Fund’s performance relative to similar funds that do not adhere to such criteria or apply such analysis. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. The Fund’s ESG criteria and the application of the supplemental ESG analysis may be changed without shareholder approval.

The following replaces in its entirety the “Investment Management Approach Principal Investment Strategies—U.S. Equity ESG Fund” section of the Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity investments in U.S. issuers that the Investment Adviser believes adhere to the Fund’s ESG criteria. Such equity investments may include ETFs, futures and other instruments with similar economic exposures. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-50 companies that are considered by the Investment Adviser to be positioned for long-term growth of capital.

The Fund’s ESG criteria are generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to:

⬛	alcohol;
⬛	tobacco;
⬛	gambling;
⬛	adult entertainment;
⬛	for-profit prisons;
⬛	weapons;
⬛	oil and gas exploration and production;
⬛	thermal coal mining; and
⬛	thermal coal power generation.

In determining whether a company is directly engaged in, and/or derives significant revenue from, the industries or product lines listed above, the Fund will use revenue thresholds for certain industries or product lines (e.g., companies that derive more than 5% of revenue from tobacco) and categorical exclusions for other industries or product lines (e.g., companies that derive any revenue from controversial weapons) and apply such thresholds and exclusions to data provided by one or more third-party vendor(s). The Investment Adviser, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data to be not representative of a company’s current business operations. In such cases, or where data on specific companies may not be available from third-party vendors, the Investment Adviser may make reasonable estimates or otherwise exercise its discretion. The Fund’s ESG criteria may be updated periodically to, among other things, add or remove certain industries or product lines from the screening process, revise the revenue thresholds and categorical exclusions applicable to such activities, or change particular industries or product lines from a categorical exclusion to a revenue threshold, or vice versa.

Once the Investment Adviser determines that an issuer meets the Fund’s ESG criteria, the Investment Adviser conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics.

These corporate governance considerations may include:

⬛	quality of earnings;
⬛	concern for shareholder interests and minority shareholder rights;
⬛	unethical business conduct, for example unethical methods of obtaining contracts and/or close connections with authorities;
⬛	board structure;
⬛	board diversity;
⬛	executive management team, for example CEO/CFO effectiveness and acting in interest of shareholders; and
⬛	executive compensation.

Environmental and social considerations may include:

⬛	environmental and social reporting, disclosure and transparency;
⬛	material environmental litigation and/or controversies;
⬛	material social litigation and/or controversies;
⬛	labor practices, for example track record in treatment of employees and supply chain management;
⬛	human rights considerations; and
⬛	climate change policies and environmental practices.

The Investment Adviser may engage in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. The Fund may invest in a company prior to completion of the supplemental analysis or without engaging with company management. Instances in which the supplemental analysis may not be completed prior to investment include but are not limited to IPOs, in-kind transfers, corporate actions, and/or certain short-term holdings.

The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy. The Fund may also invest up to 20% of its Net Assets in equity investments that may not adhere to the Fund’s ESG criteria, in non-U.S. issuers, and in fixed income securities, such as government, corporate and bank debt obligations.

A U.S. issuer is an issuer economically tied to the United States. In determining whether an issuer is economically tied to the United States, the Investment Adviser will consider whether the issuer:

⬛	Has a class of securities whose principal securities market is in the United States;
⬛	Has its principal office in the United States;
⬛	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in the United States;
⬛	Maintains 50% or more of its assets in the United States; or
⬛

Is otherwise determined to be economically tied to the United States by the Investment Adviser in its discretion. For example, the Investment Adviser may use the classifications assigned by third parties, including an issuer’s “country of risk” as determined by Bloomberg or the classifications assigned to an issuer by the Fund’s benchmark index provider. These classifications are generally based on a number of criteria, including an issuer’s country of domicile, the primary stock exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived, and an issuer’s reporting currency. Although the Investment Adviser may rely on these classifications, it is not required to do so.

The Fund’s performance benchmark index is the S&P 500® Index. The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The following replaces in its entirety the “Risks of the Funds—ESG Standards Risk” section of the Prospectuses:

ESG Standards Risk—The Fund’s adherence to its ESG criteria and the application of the Investment Adviser’s supplemental ESG analysis when selecting investments generally will affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund generally will not seek to invest in companies that the Investment Adviser believes have adverse social or environmental impacts (e.g., alcohol, tobacco, gambling, adult entertainment, oil and gas, coal or weapons companies). Adhering to the ESG criteria and applying the Investment Adviser’s supplemental ESG analysis may also affect the Fund’s performance relative to similar funds that do not adhere to such criteria or apply such analysis. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice.

The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.

Currently, there is a lack of common industry standards relating to the development and application of ESG criteria, which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that integrate certain ESG criteria. Although the Fund intends to invest in issuers that the Investment Adviser believes adhere to the Fund’s ESG criteria, the subjective value that investors may assign to certain types of ESG criteria may differ substantially from that of the Fund. Investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. In addition, the application of the Investment Adviser’s supplemental ESG analysis may differ by asset class, sector, country and region, and an issuer’s ESG practices may change over time. When assessing whether an issuer meets the Fund’s ESG criteria and conducting an ESG analysis of an issuer, the Investment Adviser generally will rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. The Fund’s ESG criteria and the application of the supplemental ESG analysis may be changed without shareholder approval.

The following replaces in its entirety the “DESCRIPTION OF INVESTMENT SECURITIES AND PRACTICES—ESG Securities” section of the SAI:

The U.S. Equity ESG Fund will invest in securities of issuers that meet the Fund’s ESG criteria. The Fund’s adherence to its ESG criteria and the application of the Investment Adviser’s supplemental ESG analysis when selecting investments generally will affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. Adhering to the ESG criteria and applying the Investment Adviser’s supplemental ESG analysis may also affect the Fund’s performance relative to similar funds that do not adhere to such criteria or apply such analysis. The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. When assessing whether an issuer meets the Fund’s ESG criteria and conducting supplemental ESG analysis of an issuer, the Investment Adviser generally will rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate or unavailable, which may adversely impact the investment process. In the course of gathering data, third-party data providers may make certain value judgements. The Investment Adviser does not verify those judgements, nor quantify their impact upon its analysis. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria, which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that integrate certain ESG criteria. Although the Fund intends to invest in issuers that the Investment Adviser believes adhere to the Fund’s ESG criteria, the subjective value that investors may assign to certain types of ESG criteria may differ substantially from that of the Fund. Investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. In addition, the application of the Investment Adviser’s supplemental ESG analysis may differ by asset class, sector, country and region, and an issuer’s ESG practices may change over time. The Fund’s ESG criteria may be changed without shareholder approval.

This supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

EQG13OPSSTK 04-21